Schedule of amount recognized in the consolidated balance sheets (Details)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)
Leases
Right-of-use assets	$ 135,565	$ 172,672	$ 131,845
Current	49,003	62,416	109,142
Non-current	86,562	110,256	22,703
Total operating lease liabilities	$ 135,565	$ 172,672	$ 131,845